Consolidated Statements of Income (Loss) and Comprehensive Income (Loss) (Parentheticals) - $ / shares	10 Months Ended	12 Months Ended
	May 31, 2021	May 31, 2022
Income Statement [Abstract]
Weighted average number of ordinary shares diluted	10,000,000	11,619,178
Earnings per share diluted	$ 0.00	$ 0.00